General	6 Months Ended
Jun. 30, 2025
General [Abstract]
General

Note 1 — General

A.	NeuroSense Therapeutics Ltd. (“NeuroSense” or the “Company”) was incorporated in Israel on February 13, 2017. NeuroSense is a clinical-stage pharmaceutical company focused on discovering and developing treatments for patients suffering from debilitating neurodegenerative diseases. The Company’s lead product candidate, PrimeC, is a novel oral formulation of a fixed dose combination composed of a specific ratio and doses of two FDA-approved drugs.

In addition to PrimeC, the Company has initiated research and development efforts in Alzheimer’s disease and Parkinson’s disease, with a similar strategy of combined products.

The Company’s ordinary shares and warrants began trading on the Nasdaq Capital Market on December 9, 2021 under the ticker symbols “NRSN” and “NRSNW,” respectively.

B.	The Company currently has no products approved for sale, and the Company’s operations have been funded primarily by its shareholders. To date, the Company has generated no sales or revenues, has incurred negative networks capital and also losses and expects to incur significant additional losses due to the continuing focus on the research, development, clinical activities of its product candidates, preclinical programs, business development, organizational structure and to advance the programs within the Company’s pipeline. Consequently, its operations are subject to all the risks inherent in the establishment of a pre-revenue business enterprise as well as those risks associated with a company engaged in the research and development of pharmaceutical compounds.

Based on current expected level of operating expenditures, the Company’s cash resources as at June 30, 2025 shall not be sufficient to fund the Company’s operations for a period of 12 months from the approval of these consolidated interim financial statements, assuming that the Company will continue its development plan in accordance with the original pipeline and without delaying or slowing down the progress of its plans. The Company will require additional cash to fund the execution of its mid and long-term development program. The Company anticipates raising additional funds through public or private sales of debt or equity securities, collaborative arrangements, or some combination thereof. Whilst management is progressing with its plans to secure external financing, these still require approval by third parties, and accordingly, there is no assurance that any such arrangement will be entered into or that financing will be available when needed in order to allow it to continue its operations, or if available, on terms favorable or acceptable to it.

These consolidated financial statements have been prepared in accordance with US generally accepted accounting principles (GAAP) assuming the Company will continue as a going concern. The going concern assumption contemplates the realization of assets and satisfaction of liabilities in the normal course of business. In the event financing is not obtained, the Company may pursue cost cutting measures or may be required to delay, reduce the scope of, or eliminate any of its development programs or clinical trials, these events could have a material adverse effect on its business. These factors raise significant doubt about the Company ability to continue as a going concern. The consolidated interim financial statements do not include any adjustments to the carrying amounts and classification of assets, liabilities, and reported expenses that may be necessary if the Company were unable to continue as a going concern.

C.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas. In addition, since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization), Israel’s southern border with the Gaza Strip (with the Hamas terrorist organization) and on other fronts from various extremist groups in region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Further, on April 13, 2024, and on October 1, 2024, Iran launched a series of drone and missile strikes against Israel. As of June 30, 2025 a ceasefire agreement has been reached between Israel the Hezbollah terror organization in Lebanon. On June 13, 2025, in light of continued nuclear threats and intelligence assessments indicating imminent attacks, Israel launched a pre-emptive strike directly targeting military and nuclear infrastructure inside Iran aimed to disrupt Iran’s capacity to coordinate or launch further hostilities against Israel, as well as disrupt its nuclear program. On June 25, 2025, a ceasefire between Israel and Iran took effect. Nonetheless, hostilities between Israel and Iran may resume and further escalate, with both sides launching attacks against one another. The Company experienced disruptions to its work during such period. Since June 25, 2025, The Company has been returning to full activity together with its local vendors and consultants. The Company doesn't expect a material adverse effect on its business.

To date, the Company’s operations and financial results have not been materially affected. The Company’s operations have not been adversely affected by this situation, and it has not experienced disruptions to its clinical studies. As such, its clinical and business development activities remain on track. However, the intensity and duration of Israel’s current war against Hamas, Hezbollah and Iran is difficult to predict at this stage, as are such war’s economic implications on its business and operations and on Israel’s economy in general. If the ceasefire declared collapses or a new war commences or hostilities expand to other fronts, its operations may be adversely affected.